Derivative Financial Instruments – Consolidated (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instruments – Consolidated [Abstract]
Derivative financial instruments	R$ 375,419	R$ 380,628